CORRESPONDENT CASH RESERVES
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this annual report, which covers the 12 months, ended December 31, 1999.

The Correspondent Cash Reserves Money Market and Tax Free Portfolios are open-end, diversified money market funds that seek to provide investors with a high level of current income, while preserving capital and maintaining liquidity. The income provided by the Tax Free Portfolio is intended to be exempt from federal income tax.*

The Money Market Portfolio, which exceeds $1.77 billion in assets under management (up from $1.63 billion at the time of our semi-annual report on June 30, 1999), invests in a diversified selection of very high quality, short-term money market obligations -- such as U.S. Treasury bills, short-term corporate obligations and commercial paper. The Tax Free Portfolio invests in a variety of short-term, tax-exempt securities issued by state, county and municipal authorities. Both Portfolios frequently invest in instruments in the top tier category established by nationally recognized statistical rating organizations.**

Following this letter, you will find a pie-chart analysis of the Portfolios, as well as their performance for the 12-month period. A schedule of the Portfolios' investments is included in the financial report that follows the performance table. We actively monitor all investments to ensure that they maintain their quality status and suitability.

ECONOMIC OVERVIEW

Over the course of the last year, the global economic situation has undergone a dramatic facelift. Twelve months ago, economists and politicians alike were raising concerns about potentially disastrous conditions in Asia, Latin America and Russia.

As we enter the year 2000, circumstances have changed. Parts of Asia are flourishing -- indeed, the Japanese stock market posted huge gains in 1999 -- Latin America has not imploded and even Russia seems to have found a measure of stability, albeit relative.

Here in the U.S., we witnessed an economy that continued to be exceptionally strong. Although inflation seems to be on everyone's mind, especially Federal Reserve Board (the Fed) Chairman Alan Greenspan, in our opinion, there has been very little to worry about. Excluding the volatile food and energy components, both the Producer Price Index (PPI) and the Consumer Price Index (CPI) registered very mild inflationary growth; for all of 1999, the PPI rose just 1.8%, while the CPI grew 2.1%. The Fed has been doing a good job heading off inflation, by imposing relatively gentle, 25-basis point (0.25%) rate hikes.

AS INTEREST RATES ROSE, WE LOWERED AVERAGE MATURITY

In 1998, the Fed lowered the federal funds rate -- the rate banks charge one another for short-term

---------------
* The Tax Free Money Market Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

** An investment in either Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

--------------------------------------------------------------------------------

loans -- three times. In 1999, however, the Fed took a more hawkish stance, determined to warn off inflation. For the first six months of year, Fed Chairman Greenspan and his colleagues merely hinted at higher rates; this "bias" toward tighter credit was enough to drive rates higher in and of themselves. At the end of June 1999, the Fed did indeed take action, raising the fed funds rate by 25 basis points (0.25%). Before the year was over, the Fed tightened twice more, in August and then again in November of 1999. As we write this report in early February, the Fed has again raised rates by 25 basis points during their February meeting.

We started the year with the Portfolios' average weighted maturities a little longer than average. When we saw that the Fed was adopting a tightening bias we significantly shortened the average maturities of both Portfolios. With rates climbing, it made no sense to be too far out on the yield curve.

At the end of 1999, we also had Y2K concerns to consider. No one could predict the outcome of the Y2K issues, or how much liquidity we would need, therefore, we had to be prepared for the worst. This was another reason for the short average maturities of the Portfolio's.

As of December 31, 1999, the average weighted maturity of the Money Market Portfolio was 40 days, compared to 58 days on June 30, 1999, the time of our semi-annual report.

As of December 31, 1999, the Tax Free Portfolio maintained an average weighted maturity of 31 days, compared to 40 days on June 30, 1999. Both Portfolios are managed to attempt to provide safety, convenience and liquidity to investors.

OUR OUTLOOK FOR 2000

Going forward, we will have to watch the inflation picture closely. Unemployment is at historic lows; many industries and businesses are having trouble finding employees, and are offering very attractive compensation packages. This scenario can help induce an inflationary environment. Consequently, the Fed might continue with its practice of using 25-basis-point hikes to slow inflation as gently as possible.

--------------------------------------------------------------------------------

                             Portfolio Composition*

                        TAX FREE MONEY MARKET PORTFOLIO
[PIE CHARTS]

COMMERCIAL PAPER                                                            MUNICIPAL BONDS
----------------                                                            ---------------
21.7%                                                                            78.30%

                             MONEY MARKET PORTFOLIO

                                                       SHORT-TERM                            U.S. GOVERNMENT
                                                        CORPORATE        CERTIFICATES OF       AND AGENCY          REPURCHASE
BANK NOTES                      COMMERCIAL PAPER       OBLIGATIONS           DEPOSIT           OBLIGATIONS         AGREEMENTS
----------                      ----------------       -----------       ---------------     ---------------       ----------
5.8%                                 60.60%               0.70%              12.80%              18.30%              1.80%

*The composition of the Portfolios is subject to change. Percentages are based on total investments.

                                  PERFORMANCE

As of December 31, 1999, the 7-day and 30-day yields for the Portfolios were as follows:

                                                     7-DAY  30-DAY
                                                     YIELD  YIELD
                                                     -----  ------
Money Market Portfolio**...........................  4.79%  4.78%
Tax Free Money Market Portfolio**..................  3.59%  2.98%

** For the current 7-day yield as of December 31, 1999, the Portfolios' service contractors voluntarily waived a portion of their fees. If the service contractors had not waived a portion of their fees, the 7-day yield shown would have been 4.68% for the Money Market Portfolio and 3.28% for the Tax Free Money Market Portfolio. These voluntary waivers may be modified or terminated at any time, which would reduce the performance. Yields will vary with market conditions, and past performance is not a guarantee of future results.

   An investment in either Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                    MOODY'S/S&P                                     AMORTIZED
                                                      RATINGS             MATURITY   PRINCIPAL         COST
                                                    (UNAUDITED)  RATE       DATE      AMOUNT         (NOTE 2)
                                                    -----------  -----    --------  -----------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 18.2%
AGENCY -- 18.2%
  Federal Home Loan Bank..........................   AAA/Aaa**    5.63%*    1/3/00  $10,000,000   $    9,995,426
  Federal Home Loan Bank..........................   AAA/Aaa**    5.89*     1/4/00   10,000,000        9,999,470
  Federal Home Loan Bank..........................   AAA/Aaa**    5.97*     1/4/00   15,000,000       14,998,237
  Federal Home Loan Bank..........................   AAA/Aaa**    4.85     1/19/00   14,500,000       14,500,000
  Federal Home Loan Bank..........................   AAA/Aaa**    5.73      2/2/00   10,000,000        9,949,067
  Federal Home Loan Bank..........................   AAA/Aaa**    5.73     2/16/00   10,000,000        9,926,783
  Federal Home Loan Bank..........................   AAA/Aaa**    5.05      3/1/00    7,000,000        7,000,000
  Federal Home Loan Bank..........................   AAA/Aaa**    5.06      3/9/00   15,800,000       15,800,000
  Federal Home Loan Mortgage Corp.................   AAA/Aaa**    5.96*     1/4/00   10,000,000        9,999,432
  Federal Home Loan Mortgage Corp.................   AAA/Aaa**    5.62     1/19/00   20,000,000       19,943,800
  Federal Home Loan Mortgage Corp.................   AAA/Aaa**    5.60     1/27/00   22,000,000       21,911,022
  Federal Home Loan Mortgage Corp.................   AAA/Aaa**    5.47     1/28/00   10,000,000        9,958,975
  Federal Home Loan Mortgage Corp.................   AAA/Aaa**    5.36      2/4/00   15,000,000       14,924,067
  Federal Home Loan Mortgage Corp.................   AAA/Aaa**    5.53     2/11/00   15,000,000       14,905,529
  Federal National Mortgage Association...........   AAA/Aaa**    5.62*     1/3/00   10,000,000        9,996,981
  Federal National Mortgage Association...........   AAA/Aaa**    5.53      2/7/00    5,000,000        4,971,582
  Federal National Mortgage Association...........   AAA/Aaa**    5.52      2/9/00    8,956,000        8,902,443
  Student Loan Marketing Association..............   AAA/Aaa**    5.91*     1/4/00   10,000,000        9,998,940
  Student Loan Marketing Association..............   AAA/Aaa**    5.94*     1/4/00   15,000,000       14,996,515
  Student Loan Marketing Association..............   AAA/Aaa**    6.05*     1/4/00   15,000,000       14,994,630
  Student Loan Marketing Association..............   AAA/Aaa**    6.06*     1/4/00   15,000,000       15,000,000
  Student Loan Marketing Association..............   AAA/Aaa**    6.11*     1/4/00   10,000,000        9,999,824
  Student Loan Marketing Association..............   AAA/Aaa**    6.11*     1/4/00   10,000,000        9,997,063
  Student Loan Marketing Association..............   AAA/Aaa**    5.00     1/14/00    6,500,000        6,500,000
  Student Loan Marketing Association..............   AAA/Aaa**    5.56*    2/25/00   25,000,000       24,998,531
  Tennessee Valley Authority......................   AAA/Aaa**    5.42     1/28/00   10,000,000        9,959,350
                                                                                                  --------------
Total U.S. Government and Agency Obligations (Cost
  $324,127,667)...................................                                                   324,127,667
                                                                                                  --------------

                                                                       Continued

                                                    MOODY'S/S&P                                     AMORTIZED
                                                      RATINGS             MATURITY   PRINCIPAL         COST
                                                    (UNAUDITED)  RATE       DATE      AMOUNT         (NOTE 2)
                                                    -----------  -----    --------  -----------   --------------
BANK NOTES -- 5.7%
DOMESTIC -- 4.9%
  First National Bank of Chicago..................   P-1/A-1+     5.18%    3/15/00  $ 7,000,000   $    6,999,180
  First Tennessee Bank, N.A. -- Memphis...........    P-1/A-1     5.98*     1/4/00   15,000,000       15,000,000
  First Tennessee Bank, N.A. -- Memphis...........    P-1/A-1     6.02*     1/4/00   10,000,000       10,000,000
  First Tennessee Bank, N.A. -- Memphis...........    P-1/A-1     5.10     1/14/00    6,000,000        6,000,000
  First Tennessee Bank, N.A. -- Memphis...........    P-1/A-1     5.21      3/8/00   10,000,000       10,000,000
  Harris Trust & Savings Bank.....................   P-1/A-1+     5.00      2/1/00    7,000,000        7,000,000
  Harris Trust & Savings Bank.....................   P-1/A-1+     5.05     2/14/00   12,000,000       11,999,103
  KeyBank, N.A....................................    P-1/A-1     5.65     6/26/00   10,000,000        9,996,748
  NationsBank N.A.................................   P-1/A-1+     5.00      1/6/00   10,000,000        9,999,974
                                                                                                  --------------
                                                                                                      86,995,005
                                                                                                  --------------
YANKEE -- 0.8%
  Westpac Banking Corp............................   P-1/A-1+     5.65     7/17/00   10,000,000        9,997,402
  Westpac Banking Corp............................   P-1/A-1+     5.20      3/1/00    5,000,000        4,999,446
                                                                                                  --------------
                                                                                                      14,996,848
                                                                                                  --------------
Total Bank Notes (Cost $101,991,853)..............                                                   101,991,853
                                                                                                  --------------
CERTIFICATES OF DEPOSIT -- 12.7%
YANKEE -- 12.7%
  Bank of Nova Scotia.............................    P-1/A-1     5.05     1/14/00    5,700,000        5,699,980
  Barclays Bank PLC...............................   P-1/A-1+     5.64*     1/3/00   15,000,000       14,998,180
  Bayerische Hypo-und Vereinsbank AG..............    P-1/A-1     5.15     4/28/00   10,000,000        9,998,420
  Canadian Imperial Bank of Commerce..............   P-1/A-1+     5.20     2/29/00   10,000,000       10,000,651
  Canadian Imperial Bank of Commerce..............   P-1/A-1+     5.10     4/12/00    6,000,000        5,999,192
  National Westminster Bank PLC...................   P-1/A-1+     4.98      1/7/00   15,000,000       14,999,951
  Rabobank Nederland..............................   P-1/A-1+     4.99      2/7/00   14,000,000       13,999,088
  Rabobank Nederland..............................   P-1/A-1+     5.08     4/12/00    6,000,000        5,999,354
  Royal Bank of Canada............................   P-1/A-1+     5.64*     1/3/00   20,000,000       19,996,612
  Royal Bank of Canada............................   P-1/A-1+     5.65*     1/3/00   15,000,000       14,998,875
  Royal Bank of Canada............................   P-1/A-1+     5.27     3/31/00    4,000,000        3,999,668
  Svenska Handelsbanken...........................    P-1/A-1     4.98      2/4/00    6,000,000        5,999,892
  Svenska Handelsbanken...........................    P-1/A-1     5.06     2/16/00    5,000,000        4,999,894

                                                                       Continued

                                                    MOODY'S/S&P                                     AMORTIZED
                                                      RATINGS             MATURITY   PRINCIPAL         COST
                                                    (UNAUDITED)  RATE       DATE      AMOUNT         (NOTE 2)
                                                    -----------  -----    --------  -----------   --------------
CERTIFICATES OF DEPOSIT, CONTINUED:
YANKEE, CONTINUED:
  Svenska Handelsbanken...........................    P-1/A-1     5.12%    2/22/00  $ 5,000,000   $    4,999,931
  Svenska Handelsbanken...........................    P-1/A-1     5.17     2/25/00    8,000,000        7,999,652
  Svenska Handelsbanken...........................    P-1/A-1     5.28      3/3/00    8,000,000        7,999,195
  Svenska Handelsbanken...........................    P-1/A-1     5.16      4/4/00    6,000,000        5,999,702
  Svenska Handelsbanken...........................    P-1/A-1     5.10     4/10/00    6,000,000        5,999,525
  Svenska Handelsbanken...........................    P-1/A-1     5.28     5/22/00   10,000,000        9,998,504
  Toronto-Dominion Bank...........................   P-1/A-1+     5.64*     1/3/00   18,000,000       17,997,296
  Toronto-Dominion Bank...........................   P-1/A-1+     4.99      1/7/00   10,000,000        9,999,984
  Toronto-Dominion Bank...........................   P-1/A-1+     5.06     4/17/00    7,000,000        6,998,814
  Westpac Banking Corp............................   P-1/A-1+     5.18     3/17/00   10,000,000        9,999,499
  Westpac Banking Corp............................   P-1/A-1+     5.17     3/31/00    7,000,000        6,999,738
                                                                                                  --------------
Total Certificates Of Deposit
  (Cost $226,681,597)...................................                                             226,681,597
                                                                                                  --------------
COMMERCIAL PAPER -- 60.4%
ASSET BACKED -- AUTO & TRUCK -- 1.1%
  New Center Asset Trust..........................   P-1/A-1+     5.00      1/3/00   20,000,000       19,994,444
                                                                                                  --------------
ASSET BACKED -- BANKING -- 1.9%
  Atlantis One Funding (b)........................   P-1/A-1+     5.88     2/15/00   15,000,000       14,889,750
  Atlantis One Funding (b)........................   P-1/A-1+     5.92     3/15/00   20,000,000       19,756,622
                                                                                                  --------------
                                                                                                      34,646,372
                                                                                                  --------------
ASSET BACKED -- FINANCE -- 0.3%
  Beta Finance, Inc. (b)..........................   P-1/A-1+     5.88      4/5/00    5,000,000        4,922,417
                                                                                                  --------------
ASSET BACKED -- MISCELLANEOUS -- 15.7%
  Asset Securitization Cooperative Corp. (b)......   P-1/A-1+     6.51*    1/14/00   15,000,000       15,000,000
  Asset Securitization Cooperative Corp. (b)......   P-1/A-1+     5.42     1/26/00   20,000,000       19,924,722
  Falcon Asset Securitization Corp. (b)...........    P-1/A-1     6.07     1/14/00   10,000,000        9,978,081
  Falcon Asset Securitization Corp. (b)...........    P-1/A-1     5.96     1/25/00    5,000,000        4,980,133
  Falcon Asset Securitization Corp. (b)...........    P-1/A-1     5.90     1/27/00   10,000,000        9,957,389
  Falcon Asset Securitization Corp. (b)...........    P-1/A-1     5.90     2/15/00   15,000,000       14,889,375
  Preferred Receivables Funding Corp. (b).........    P-1/A-1     5.95     2/10/00   10,000,000        9,933,889
  Preferred Receivables Funding Corp. (b).........    P-1/A-1     5.95     2/22/00   25,000,000       24,785,140

                                                                       Continued

                                                    MOODY'S/S&P                                     AMORTIZED
                                                      RATINGS             MATURITY   PRINCIPAL         COST
                                                    (UNAUDITED)  RATE       DATE      AMOUNT         (NOTE 2)
                                                    -----------  -----    --------  -----------   --------------
COMMERCIAL PAPER, CONTINUED:
ASSET BACKED -- MISCELLANEOUS, CONTINUED:
  Preferred Receivables Funding Corp. (b).........    P-1/A-1     5.95%    2/25/00  $10,000,000   $    9,909,097
  Preferred Receivables Funding Corp. (b).........    P-1/A-1     5.80      3/9/00   14,090,000       13,935,636
  Quincy Capital Corp. (b)........................   P-1/A-1+     5.84      2/9/00   20,000,000       19,873,467
  Quincy Capital Corp. (b)........................   P-1/A-1+     5.94     2/10/00    5,056,000        5,022,630
  Quincy Capital Corp. (b)........................   P-1/A-1+     5.85     2/15/00   15,000,000       14,890,313
  Receivables Capital Corp. (b)...................   P-1/A-1+     5.88     2/24/00   25,000,000       24,779,500
  Triple A One Funding (b)........................    P-1/A-1     6.60      1/6/00   15,000,000       14,986,250
  Triple A One Funding (b)........................    P-1/A-1     6.26     1/12/00   10,000,000        9,980,872
  Triple A One Funding (b)........................    P-1/A-1     6.16     1/20/00   15,000,000       14,951,233
  Variable Funding Capital Corp. (b)..............    P-1/A-1     6.50      1/7/00   10,000,000        9,989,167
  Variable Funding Capital Corp. (b)..............    P-1/A-1     5.87     1/14/00   15,000,000       14,968,204
  Variable Funding Capital Corp. (b)..............    P-1/A-1     5.80     1/19/00   15,000,000       14,956,500
                                                                                                  --------------
                                                                                                     277,691,598
                                                                                                  --------------
AUTO-TRUCK -- 0.7%
  General Motors Acceptance Corp..................    P-1/A-1     5.87     1/18/00   11,888,000       11,855,047
                                                                                                  --------------
BANKING -- 21.0%
  Abbey National North America....................   P-1/A-1+    12.00      1/4/00   10,000,000        9,990,000
  Abbey National North America....................   P-1/A-1+     5.85     2/25/00   27,000,000       26,758,688
  Bank of America Corporation.....................    P-1/A-1     5.85     2/17/00   10,000,000        9,923,625
  Banque Et Caisse d'Epargne de L'Etat............   P-1/A-1+     5.85     2/11/00   50,000,000       49,666,874
  BBL North America Funding, Inc. (b).............   P-1/A-1+     6.02     1/20/00   10,000,000        9,968,228
  CBA Delaware Finance, Inc.......................   P-1/A-1+     5.83     2/14/00   30,000,000       29,786,417
  CBA Delaware Finance, Inc.......................   P-1/A-1+     5.84     2/22/00   10,000,000        9,915,644
  Cregem N.A., Inc................................   P-1/A-1+     5.91     3/13/00   15,000,000       14,822,700
  Dexia CLF Finance...............................   P-1/A-1+     5.97     3/10/00   10,000,000        9,885,575
  Fortis Funding LLC..............................   P-1/A-1+     5.84     2/15/00   25,000,000       24,817,500
  Fortis Funding LLC..............................   P-1/A-1+     5.83     2/24/00   10,000,000        9,912,550
  Halifax PLC.....................................   P-1/A-1+     5.84     2/14/00   25,000,000       24,821,556
  J.P. Morgan & Co., Inc..........................   P-1/A-1+     5.83     2/24/00   15,000,000       14,868,825
  J.P. Morgan & Co., Inc..........................   P-1/A-1+     5.80     3/31/00    3,500,000        3,449,250
  Nationwide Building Society.....................    P-1/A-1     5.85      2/7/00   10,000,000        9,939,875
  Nationwide Building Society.....................    P-1/A-1     5.86     2/17/00   20,000,000       19,846,989

                                                                       Continued

                                                    MOODY'S/S&P                                     AMORTIZED
                                                      RATINGS             MATURITY   PRINCIPAL         COST
                                                    (UNAUDITED)  RATE       DATE      AMOUNT         (NOTE 2)
                                                    -----------  -----    --------  -----------   --------------
COMMERCIAL PAPER, CONTINUED:
BANKING, CONTINUED:
  Nationwide Building Society.....................    P-1/A-1     5.91%     3/7/00  $35,000,000   $   34,620,500
  Santander Finance, Inc..........................    P-1/A-1     5.97      2/4/00   15,000,000       14,915,425
  Societe Genarale N.A., Inc......................   P-1/A-1+     5.95     2/10/00   10,000,000        9,933,889
  Westpac Capital Corp............................   P-1/A-1+     5.83      4/7/00   25,000,000       24,607,285
  Westpac Trust Securities........................   P-1/A-1+     5.89      2/7/00   10,000,000        9,939,464
                                                                                                  --------------
                                                                                                     372,390,859
                                                                                                  --------------
BROKER/DEALER -- 8.8%
  Bear Stearns Companies, Inc.....................    P-1/A-1     5.94     2/29/00   20,000,000       19,805,300
  Bear Stearns Companies, Inc.....................    P-1/A-1     5.98     3/14/00   15,000,000       14,818,108
  Goldman Sachs Group, Inc........................   P-1/A-1+     6.07     2/22/00   25,000,000       24,780,806
  Goldman Sachs Group, Inc........................   P-1/A-1+     6.22     2/23/00   10,000,000        9,908,428
  Goldman Sachs Group, Inc........................   P-1/A-1+     6.15     2/29/00   15,000,000       14,848,813
  Merrill Lynch & Co., Inc........................   P-1/A-1+     5.95     3/15/00   15,000,000       14,816,542
  Morgan Stanley, Dean Witter & Co................    P-1/A-1     5.08*     1/3/00   10,000,000       10,000,000
  Morgan Stanley, Dean Witter & Co................    P-1/A-1     5.18*     1/3/00   10,000,000       10,000,000
  Morgan Stanley, Dean Witter & Co................    P-1/A-1     5.18*     1/3/00   10,000,000       10,000,000
  Morgan Stanley, Dean Witter & Co................    P-1/A-1     6.03     1/11/00    6,000,000        5,989,950
  Morgan Stanley, Dean Witter & Co................    P-1/A-1     5.92     1/18/00   10,000,000        9,972,044
  Morgan Stanley, Dean Witter & Co................    P-1/A-1     5.93      2/3/00   10,000,000        9,945,642
                                                                                                  --------------
                                                                                                     154,885,633
                                                                                                  --------------
CONSUMER PRODUCTS -- 0.6%
  Gillette Company (b)............................   P-1/A-1+     6.65      1/4/00   10,000,000        9,994,458
                                                                                                  --------------
ELECTRONICS -- 3.3%
  Motorola, Inc...................................    P-1/A-1     5.81     2/11/00   10,000,000        9,933,831
  Motorola, Inc...................................    P-1/A-1     5.82     2/17/00   50,000,000       49,620,083
                                                                                                  --------------
                                                                                                      59,553,914
                                                                                                  --------------
FINANCE-AIRCRAFT -- 1.1%
  International Lease Financing...................   P-1-/A-1+    5.80     2/22/00   20,000,000       19,832,444
                                                                                                  --------------
FINANCE-CONDUIT -- 1.1%
  UBS Finance (Delaware) LLC......................   P-1/A-1+     5.00      1/3/00   20,000,000       19,994,444
                                                                                                  --------------

                                                                       Continued

                                                    MOODY'S/S&P                                     AMORTIZED
                                                      RATINGS             MATURITY   PRINCIPAL         COST
                                                    (UNAUDITED)  RATE       DATE      AMOUNT         (NOTE 2)
                                                    -----------  -----    --------  -----------   --------------
COMMERCIAL PAPER, CONTINUED:
INSURANCE -- 0.4%
  Allstate Corporation (b)........................    P-1/A-1     5.97%    2/11/00  $ 7,500,000   $    7,449,006
                                                                                                  --------------
METALS & MINING -- 3.0%
  Rio Tinto America, Inc. (b).....................   P-1/A-1+     5.84     2/14/00    5,000,000        4,964,311
  Rio Tinto America, Inc. (b).....................   P-1/A-1+     5.85     2/28/00   15,000,000       14,858,625
  Rio Tinto America, Inc. (b).....................   P-1/A-1+     5.81      3/8/00   34,180,000       33,810,410
                                                                                                  --------------
                                                                                                      53,633,346
                                                                                                  --------------
PAPER PRODUCTS -- 0.4%
  Weyerhaeuser Co.................................    P-1/A-1     6.10     2/23/00    7,774,000        7,704,185
                                                                                                  --------------
TELECOMMUNICATIONS -- 1.0%
  Bell Atlantic Network Funding Corp..............   P-1/A-1+     5.35      1/5/00    7,603,000        7,598,480
  BellSouth Telecommunications....................   P-1/A-1+     5.85      2/4/00   10,000,000        9,944,750
                                                                                                  --------------
                                                                                                      17,543,230
                                                                                                  --------------
Total Commercial Paper (Cost $1,072,091,397)......                                                 1,072,091,397
                                                                                                  --------------
SHORT-TERM CORPORATE OBLIGATIONS -- 0.7%
FINANCE-DIVERSIFIED -- 0.7%
  Associates Corp. of N.A.........................   P-1/A-1+     6.41*    1/31/00   12,000,000       11,996,447
                                                                                                  --------------
Total Short-Term Corporate Obligations
  (Cost $11,996,447)....................................                                              11,996,447
                                                                                                  --------------

                                                                       Continued

                                                    MOODY'S/S&P                                     AMORTIZED
                                                      RATINGS             MATURITY   PRINCIPAL         COST
                                                    (UNAUDITED)  RATE       DATE      AMOUNT         (NOTE 2)
                                                    -----------  -----    --------  -----------   --------------
REPURCHASE AGREEMENTS -- 1.8%
  S.G. Cowen Securities Corp., dated 12/31/99,
    (Collateralized by $34,164,000, U.S. Treasury
    Bills, due 10/12/00, fair
    value -- $32,626,620).........................                3.00%     1/3/00  $31,986,000   $   31,986,000
                                                                                                  --------------
Total Repurchase Agreements (Cost $31,986,000)....                                                    31,986,000
                                                                                                  --------------
Total Investments (Cost $1,768,874,961)
  (a) -- 99.5%....................................                                                 1,768,874,961
Other assets in excess of liabilities -- 0.5%.....                                                     9,454,901
                                                                                                  --------------
Total Net Assets -- 100.0%........................                                                $1,778,329,862
                                                                                                  ==============

---------------
(a) Cost for federal income tax and financial reporting purposes are the same.

(b) Represents a restricted security, purchased under Rule 144A or Section 4(2), which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.

 * Variable rate security. Rate presented represents the rate in effect at December 31, 1999. Maturity date reflects earlier of reset or maturity date.

** Implied Long Term Rating.

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $1,768,874,961
  Cash......................................................             949
  Interest receivable.......................................      13,579,413
  Prepaid expenses and other assets.........................          20,808
                                                              --------------
Total assets................................................   1,782,476,131
                                                              --------------
LIABILITIES
  Dividends payable.........................................       2,669,539
  Accrued expenses and other payables:
    Advisory fees...........................................         155,834
    Administration fees.....................................         155,834
    Distribution fees.......................................         920,018
    Other...................................................         245,044
                                                              --------------
Total liabilities...........................................       4,146,269
                                                              --------------
NET ASSETS..................................................  $1,778,329,862
                                                              ==============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   1,779,151,625
                                                              ==============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................           $1.00
                                                                        ====
COMPOSITION OF NET ASSETS
  Shares of common stock, at par............................  $    1,779,152
  Additional paid-in capital................................   1,777,403,904
  Accumulated net realized losses...........................        (853,194)
                                                              --------------
Net Assets..................................................  $1,778,329,862
                                                              ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $87,431,527
Expenses
  Advisory fees.............................................   $1,669,144
  Administration fees.......................................    1,669,144
  Distribution fees.........................................   10,014,988
  Special management services fees..........................    1,669,144
  Accounting fees...........................................       66,736
  Transfer agent fees and expenses..........................      730,377
  Directors' fees...........................................       62,187
  Other expenses............................................    1,318,030
                                                              -----------
    Total expenses before fee waivers.......................   17,199,750
    Less: Fee waivers.......................................  (1,855,810)
                                                              -----------
Total Expenses..............................................                15,343,940
                                                                           -----------
Net Investment Income.......................................                72,087,587
REALIZED GAINS ON INVESTMENT TRANSACTIONS
  Net realized gains on investment transactions.............                    38,118
                                                                           -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............               $72,125,705
                                                                           ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                               December 31,        December 31,
                                                                   1999                1998
                                                              ---------------     ---------------
CHANGE IN NET ASSETS
Operations
  Net investment income.....................................  $   72,087,587      $    61,692,419
  Net realized gains on investment transactions.............          38,118               87,896
                                                              ---------------     ---------------
    Change in net assets resulting from operations..........      72,125,705           61,780,315
                                                              ---------------     ---------------
Dividends to shareholders from net investment income........     (72,087,587)         (61,698,042)
                                                              ---------------     ---------------
Capital Share Transactions
  Proceeds from shares issued...............................   9,242,772,486        7,074,460,107
  Dividends reinvested......................................      69,939,206           59,507,058
  Cost of shares redeemed...................................  (8,922,323,338)      (6,897,157,916)
                                                              ---------------     ---------------
    Change in net assets from capital share transactions....     390,388,354          236,809,249
                                                              ---------------     ---------------
Change in Net Assets........................................     390,426,472          236,891,522
NET ASSETS
  Beginning of period.......................................   1,387,903,390        1,151,011,868
                                                              ---------------     ---------------
  End of period.............................................  $1,778,329,862      $ 1,387,903,390
                                                              ===============     ===============
SHARE TRANSACTIONS
  Issued....................................................   9,242,772,486        7,074,460,107
  Reinvested................................................      69,939,206           59,507,058
  Redeemed..................................................  (8,922,323,338)      (6,897,157,916)
                                                              ---------------     ---------------
  Change in shares..........................................     390,388,354          236,809,249
                                                              ===============     ===============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
COMMERCIAL PAPER -- 21.5%
FLORIDA -- 0.9%
  Plaquemines Port Authority, PCR (Tampa Electric)....   P-1/A-1    3.75%   1/18/00    $1,000,000   $  1,000,000
                                                                                                    ------------
GEORGIA -- 2.7%
  Burke County Development Authority, Georgia Power...  VMIG1/A-1   3.70    4/25/00     1,500,000      1,500,000
  Burke County Development Authority, Oglethorpe
    Power.............................................  VMIG1/A-1   3.60     3/6/00     1,500,000      1,500,000
                                                                                                    ------------
                                                                                                       3,000,000
                                                                                                    ------------
ILLINOIS -- 1.4%
  Illinois Health Facility Authority (Evanston
    Hospital).........................................   NR/A-1+    3.25    5/31/00       500,000        500,000
  Illinois Educational Facilities Authority Revenue
    (Field Museum of Natural History)................. VMIG1/A-1+   3.90*    5/5/00     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                       1,500,000
                                                                                                    ------------
INDIANA -- 0.8%
  City of Indianapolis Gas Utility System.............   P-1/A-1    3.60    1/28/00       500,000        500,000
  Hoosier City of Sullivan National Rural Utilities
    (Hoosier Energy)..................................   P-1/A-1    3.65    1/24/00       400,000        400,000
                                                                                                    ------------
                                                                                                         900,000
                                                                                                    ------------
KENTUCKY -- 2.5%
  Jefferson, PCR (Louisville G&E).....................  VMIG1/A-1   3.40    1/18/00       700,000        700,000
  Jefferson, PCR (Louisville G&E).....................  VMIG1/A-1   3.40    2/11/00     1,000,000      1,000,000
  Trimble County, PCR (Louisville G&E)................  VMIG1/A-1   3.50     2/8/00     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                       2,700,000
                                                                                                    ------------
MARYLAND -- 0.5%
  Maryland Health & Education (John Hopkins)..........  P-1/A-1+    3.65    4/11/00       500,000        500,000
                                                                                                    ------------
NEBRASKA -- 2.7%
  Omaha Public Power District.........................  P-1/A-1+    3.50    1/21/00     1,000,000      1,000,000
  Omaha Public Power District.........................  P-1/A-1+    3.40     2/8/00       990,000        990,000
  Omaha Public Power District.........................  P-1/A-1+    3.40    2/23/00     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                       2,990,000
                                                                                                    ------------

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
NEW JERSEY -- 0.9%
  New Jersey Tax & Revenue Anticipation Note..........  P-1/A-1+    3.95%   1/14/00    $1,000,000   $  1,000,000
                                                                                                    ------------
NEW YORK -- 1.8%
  Metropolitan Transportation Authority...............  P-1/A-1+    3.60     3/1/00     1,000,000      1,000,000
  Metropolitan Transportation Authority...............  P-1/A-1+    3.60     3/7/00     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                       2,000,000
                                                                                                    ------------
SOUTH CAROLINA -- 1.8%
  South Carolina Public Service Authority.............  P-1/A-1+    3.35    1/27/00     1,000,000      1,000,000
  South Carolina Public Service Authority.............  P-1/A-1+    3.80*   2/10/00     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                       2,000,000
                                                                                                    ------------
TENNESSEE -- 1.4%
  Tennessee School Board..............................  P-1/A-1+    3.75    2/14/00     1,500,000      1,500,000
                                                                                                    ------------
TEXAS -- 1.8%
  City of Brownsville Utility System..................  P-1/A-1+    3.80     4/7/00     1,000,000      1,000,000
  City of Houston Water & Sewer.......................   P-1/A-1    3.75    4/12/00     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                       2,000,000
                                                                                                    ------------
VIRGINIA -- 1.4%
  Town of Louisa Industrial Development Authority, PCR
    (Virginia Electric Power).........................  VMIG1/A-1   3.40    2/17/00     1,000,000      1,000,000
  Town of Louisa Industrial Development Authority, PCR
    (Virginia Electric Power).........................  VMIG1/A-1   3.75    2/21/00       500,000        500,000
                                                                                                    ------------
                                                                                                       1,500,000
                                                                                                    ------------
WASHINGTON -- 0.9%
  Port Seattle Sub Lien...............................    NR/NR     3.75     3/9/00     1,000,000      1,000,000
                                                                                                    ------------
Total Commercial Paper (Cost $23,590,000).............                                                23,590,000
                                                                                                    ------------

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS -- 77.8%
ARIZONA -- 2.1%
  Maricopa County, PCR, Series C (Arizona Public
    Service Co.)......................................  P-1/A-1+    4.80%*   5/1/29    $  300,000   $    300,000
  Pima County Industrial Development Authority Revenue
    (Tucson Electric Light & Power Improvements)...... VMIG1/A-1+   5.65*   12/1/22     1,500,000      1,500,000
  Scottsdale Industrial Development Authority,
    Hospital Revenue, Series B (Scottsdale Memorial
    Health System).................................... VMIG1/A-1+   5.15*    9/1/22       500,000        500,000
                                                                                                    ------------
                                                                                                       2,300,000
                                                                                                    ------------
FLORIDA -- 3.1%
  Dade County Water & Sewer System Revenue............ VMIG1/A-1+   4.75*   10/5/22     2,300,000      2,300,000
  Volusia County Housing Finance Authority,
    Multi-Family Housing Revenue, Series H (Sun Pointe
    Apartments Project)...............................  VMIG1/NR    5.20*   12/1/05     1,100,000      1,100,000
                                                                                                    ------------
                                                                                                       3,400,000
                                                                                                    ------------
GEORGIA -- 2.1%
  De Kalb Private Hospital Authority, Revenue
    Anticipation Bonds (Eagleston Childrens Health
    Center)........................................... VMIG1/A-1+   5.20*   12/1/17     1,750,000      1,750,000
  Gwinett County Housing Authority, Multi-Family
    Housing (Post Court)..............................   NR/A-1+    5.50*    6/1/25       500,000        500,000
                                                                                                    ------------
                                                                                                       2,250,000
                                                                                                    ------------
ILLINOIS -- 13.0%
  Chicago O'Hare International Airport Revenue, Series
    C, General Airport, Second Lien................... VMIG1/A-1+   5.40*    1/1/18     1,000,000      1,000,000
  Cook County Public Improvements, GO, MBIA...........    NR/NR     7.15    11/1/00**     500,000        522,133
  Illinois Development Finance Authority (Francis W.
    Parker School Project)............................  VMIG1/NR    5.40*    4/1/29       500,000        500,000
  Illinois Development Finance Authority, PCR (A.E.
    Staley Manufacturing Co.).........................   P-1/NR     5.15*   12/1/05     1,800,000      1,800,000

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
ILLINOIS, CONTINUED:
  Illinois Educational Facilities Authority Revenue,
    Series Cp-1 (DePaul University)................... VMIG1/A-1+   5.35%*   4/1/26    $1,800,000   $  1,800,000
  Illinois Health Facilities Authority Revenue
    (Combined Health & NW Community)..................  VMIG1/NR    4.80*   10/1/15     1,900,000      1,900,000
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Health System).................  VMIG1/NR    4.80*    1/1/28     1,200,000      1,200,000
  Illinois Health Facilities Authority Revenue
    (Evanston Hospital Corp. Project).................  VMIG1/NR    3.05    2/15/00     1,000,000      1,000,000
  Illinois Health Facilities Authority Revenue
    (Evanston Hospital Corp. Project).................  VMIG1/NR    4.00*   11/30/00    1,000,000      1,000,000
  Illinois Health Facilities Authority Revenue, Series
    A (Resurrection Health Care)...................... VMIG1/A-1+   5.00*   5/15/29       300,000        300,000
  Illinois Health Facilities Authority Revenue, Series
    B (Advocate Health Care).......................... VMIG1/A-1+   5.35*   8/15/22     1,860,000      1,860,000
  Illinois Health Facilities Authority Revenue, Series
    B (St. Luke's Medical Center)..................... VMIG1/A-1+   5.60*   11/15/23      400,000        400,000
  Illinois State Toll Highway Authority, Toll Highway
    Priority Refunding Revenue, Series B.............. VMIG1/A-1+   5.15*    1/1/10     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                      14,282,133
                                                                                                    ------------
INDIANA -- 4.3%
  Indiana Advance Funding Program Note, Series A-2....  MIG1/SP1+   3.50    1/19/00     1,500,000      1,500,385
  Indiana Health Facilities Financing Authority,
    Hospital Revenue (Aces Rehabilitation Hospital)...  VMIG1/NR    5.15*   11/1/20       500,000        500,000
  Indiana Municipal Power Agency, Series A (Agency
    Power Supply System Revenue)...................... VMIG1/A-1+   5.20*    1/1/18     1,000,000      1,000,000
  Indianapolis Local Public Improvement Bond, Series
    A.................................................   NR/SP1+    4.00    1/10/00       750,000        750,136
  Rockport, PCR, Series B (Indiana Power Co.
    Project)..........................................   NR/A-1+    5.50*    6/1/25     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                       4,750,521
                                                                                                    ------------

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
KENTUCKY -- 1.2%
  Kentucky Turnpike Authority Economic Development,
    Revenue Bond......................................    NR/NR     7.25%   5/15/00**  $  750,000   $    771,220
  Kentucky, Tax & Revenue Anticipation Notes..........  MIG1/SP1+   4.00    6/30/00       500,000        501,207
                                                                                                    ------------
                                                                                                       1,272,427
                                                                                                    ------------
LOUISIANA -- 2.0%
  East Baton Rouge Parish, PCR (Exxon Project)........  P-1/A-1+    4.79*    3/1/22     1,400,000      1,400,000
  Louisiana State Offshore Terminal Authority
    (Loop)............................................   NR/A-1+    5.40*    9/1/08       820,000        820,000
                                                                                                    ------------
                                                                                                       2,220,000
                                                                                                    ------------
MASSACHUSETTS -- 3.8%
  Massachusetts Bay Transit Authority, Series A, GO...  MIG1/SP1+   3.50    2/25/00       500,000        500,439
  Massachusetts Health & Education Facilities
    Authority, Revenue Bonds (Harvard University)..... VMIG1/A-1+   5.40*    2/1/16     1,000,000      1,000,000
  Massachusetts Health & Educational Facilities
    Authority, Revenue Bonds, Series B (Capital Asset
    Program).......................................... VMIG1/A-1+   4.90*    7/1/10       400,000        400,000
  Massachussetts Municipal Wholesale Electrical Corp.,
    Power Supply System Revenue, Series C............. VMIG1/A-1+   5.50*    7/1/19     1,000,000      1,000,000
  Montachusett Mass Regional Vocational Technical
    School District, Bond Anticipation Notes, GO......   MIG1/NR    4.00    1/21/00       660,000        660,130
  Narragansett Regional School District, Bond
    Anticipation Notes, GO............................    NR/NR     4.25     6/9/00       600,000        601,649
                                                                                                    ------------
                                                                                                       4,162,218
                                                                                                    ------------

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
MICHIGAN -- 2.2%
  Delta County Economic Development Corp.,
    Environmental Improvement Revenue, Series D (Mead
    Escanaba Paper Co.)...............................   P-1/NR     4.80%*  12/1/23    $  400,000   $    400,000
  Michigan State Hospital Finance Authority Revenue,
    Series A (St. Mary Hospital of Livonia Project)...  VMIG1/A-1   5.65*    7/1/17     1,840,000      1,840,000
  Michigan State Strategic Fund Limited Obligation
    Revenue (DOW Chemical Co. Project)................   P-1/A-1    4.80*    2/1/09       200,000        200,000
                                                                                                    ------------
                                                                                                       2,440,000
                                                                                                    ------------
MISSISSIPPI -- 0.1%
  Harrison County, PCR (E.I. Dupont De Nemours).......  P-1/A-1+    4.80*    9/1/10       100,000        100,000
                                                                                                    ------------
MISSOURI -- 0.5%
  Missouri Health & Education Facilities Authority
    Revenue, Series A (Medical Research
    Facilities -- Stowers)............................   NR/A-1+    5.65*    4/1/38       500,000        500,000
                                                                                                    ------------
NEBRASKA -- 1.2%
  Nebraska Help Increase Revenue, Series E, Student
    Loan Revenue Bond, MBIA........................... VMIG1/A-1+   5.60*   12/1/15     1,300,000      1,300,000
                                                                                                    ------------
NEW HAMPSHIRE -- 1.3%
  State Housing Finance Authority, Multi-Family
    Revenues (EQR Bond Partnership)...................  VMIG1/NR    5.50*   9/15/26     1,400,000      1,400,000
                                                                                                    ------------
NEW JERSEY -- 1.5%
  Monmouth County Improvement Authority Revenue
    (Pooled Government Loan Program)..................  VMIG1/NR    5.25*    8/1/16     1,650,000      1,650,000
                                                                                                    ------------
NEW MEXICO -- 1.5%
  University of New Mexico (University Revenue)....... VMIG1/A-1+   5.15*    6/1/06     1,700,000      1,700,000
                                                                                                    ------------

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
NEW YORK -- 4.1%
  City of New York Municipal Water Finance Authority,
    Water & Sewer System Revenue, Series C, FGIC...... VMIG1/A-1+   5.00%*  6/15/23    $  700,000   $    700,000
  New York Energy Research & Development Authority,
    PCR, Series B (New York Electric & Gas)........... VMIG1/A-1+   5.05*    2/1/29       700,000        700,000
  New York Energy Research & Development Authority,
    PCR, Series B (Niagra Mohawk Power Corp.).........   P-1/NR     4.90*   12/1/25       400,000        400,000
  New York Local Government Assistance Corp., Series
    B.................................................  VMIG1/A-1   5.40*    4/1/25     1,400,000      1,400,000
  New York Medical Care Facilities Financing Agency
    Revenue, Series A (Pooled Equipment Loan Program
    II)...............................................  VMIG1/NR    5.10*   11/1/03       300,000        300,000
  New York State, Dorm Authority Revenue, Series B
    (State University)................................    NR/NR     7.38    5/15/00**   1,000,000      1,035,025
                                                                                                    ------------
                                                                                                       4,535,025
                                                                                                    ------------
NORTH CAROLINA -- 5.6%
  North Carolina Community Hospital Revenue, Series A
    (Duke University Hospital Project)................ VMIG1/A-1+   4.95*    6/1/23     1,500,000      1,500,000
  North Carolina Educational Facilities, Finance
    Agency Revenue, Series B (Duke University)........ VMIG1/A-1+   4.95*   12/1/21     1,700,000      1,700,000
  Union, North Carolina, PCR (Square D), Revenue
    Bonds.............................................  VMIG1/NR    5.35*    3/1/03     1,400,000      1,400,000
  University of North Carolina Chapel Hill Foundation
    (Certification of Participation)..................  VMIG1/NR    5.50*   10/1/09     1,500,000      1,500,000
                                                                                                    ------------
                                                                                                       6,100,000
                                                                                                    ------------
OHIO -- 0.9%
  Ohio State Air Quality Development Authority (Ohio
    Edison)........................................... VMIG1/A-1+   3.65*    2/1/00     1,000,000      1,000,000
                                                                                                    ------------
OREGON -- 0.9%
  Portland Tax Anticipation Notes, GO.................    NR/NR     4.25    6/29/00       950,000        953,613
                                                                                                    ------------

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
PENNSYLVANIA -- 8.1%
  Allegheny County Hospital Development Authority
    Revenue, Series B (Children's Hospital
    Pittsburgh).......................................  VMIG1/A-1   4.75%*  12/1/15    $  700,000   $    700,000
  Bucks County Industrial Development Authority,
    Revenue Bonds.....................................   P-1/NR     5.00*    7/1/15     2,600,000      2,600,000
  Delaware Valley Regulatory Financing Authority,
    Local Government Revenue, Series A................ VMIG1/A-1+   5.20*   12/1/19     2,000,000      2,000,000
  North Umberland Industrial Development Authority
    Revenue (Merck Project)...........................   NR/A-1+    5.25*   10/1/22     2,000,000      2,000,000
  Philadelphia Authority For Industrial Development
    (Fox Chase Cancer Center Project).................   NR/A-1+    4.80*    7/1/25       700,000        700,000
  Philadelphia Water & Wastewater Revenue, Series B... VMIG1/A-1+   5.15*    8/1/27       900,000        900,000
                                                                                                    ------------
                                                                                                       8,900,000
                                                                                                    ------------
SOUTH CAROLINA -- 2.2%
  South Carolina Jobs Economic Development Authority,
    Hospital Facilities Revenue.......................   NR/A-1+    5.15*   2/15/28     2,400,000      2,400,000
                                                                                                    ------------
TENNESSEE -- 1.6%
  Chattanooga-Hamilton County Hospital Authority,
    Hospital Revenue (Erlanger Project)...............   NR/A-1+    4.80*   10/1/17     1,800,000      1,800,000
                                                                                                    ------------
TEXAS -- 9.1%
  Austin County Industrial Development Corp.,
    Industrial Development Revenue (Justin Industries,
    Inc. Project).....................................   P-1/NR     5.20*   12/1/14     1,000,000      1,000,000
  Brazos River Harbor Navigation District Brazoria
    County Revenue, Series A (Dow Chemical Co.
    Project)..........................................   P-1/NR     5.10*    8/1/22       400,000        400,000
  Guadalupe Blanco River Authority, PCR (Central Power
    & Light Corp. Project)............................ VMIG1/A-1+   4.80*   11/1/15     2,000,000      2,000,000
  Gulf Coast Waste Disposal Authority, PCR (Amoco Oil
    Project)..........................................  Aa1/A-1+    3.60*   7/15/08       500,000        500,019
  Gulf Coast Waste Disposal Authority, PCR (Exxon
    Corp. Project).................................... VMIG1/A-1+   4.85*    6/1/20       700,000        700,000

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
TEXAS, CONTINUED:
  Harris County Industrial Development Corp., PCR
    (Exxon Corp. Project).............................   NR/A-1+    4.80%*   3/1/24    $  800,000   $    800,000
  Houston Independent School District, Series A, GO,
    PSF-GTD...........................................    NR/NR     5.20    8/15/00     1,000,000      1,007,218
  Texas, Tax & Revenue Anticipation Notes, Series A... MIG1/SP-1+   4.50    8/31/00     3,000,000      3,015,299
  Tom Green County Health Facilities Development
    Corp., Health Facilities Revenue (Universal Health
    Services).........................................   NR/A-1+    5.40*   12/1/15       600,000        600,000
                                                                                                    ------------
                                                                                                      10,022,536
                                                                                                    ------------
VERMONT -- 0.7%
  Vermont Educational & Buildings Financing Agency
    Revenue (Middlebury College Project)..............   NR/A-1+    3.15*    5/1/00       800,000        800,000
                                                                                                    ------------
VIRGINIA -- 1.1%
  Loudoun County Industrial Development Authority
    (Falcons Landing Project).........................  VMIG1/NR    5.20*   11/1/28     1,200,000      1,200,000
                                                                                                    ------------
WASHINGTON -- 2.2%
  Port Seattle Industrial Development (Alaska
    Airlines, Inc.)...................................   P-1/NR     4.40*   12/1/09       400,000        400,000
  Washington State, Series 96B, GO.................... VMIG1/A-1+   5.40*    6/1/20     2,000,000      2,000,000
                                                                                                    ------------
                                                                                                       2,400,000
                                                                                                    ------------

                                                                       Continued

                                                       MOODY'S/S&P                                   AMORTIZED
                                                         RATINGS            MATURITY   PRINCIPAL        COST
                                                       (UNAUDITED)  RATE      DATE       AMOUNT       (NOTE 2)
                                                       -----------  ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
WYOMING -- 1.4%
  Sweetwater County PCR, Series C (Idaho Power Co.
    Project)..........................................  VMIG1/A-1   4.80%*  7/15/26    $1,500,000   $  1,500,000
                                                                                                    ------------
Total Municipal Bonds (Cost $85,338,473)..............                                                85,338,473
                                                                                                    ------------
Total Investments (Cost $108,928,473)(a) -- 99.3%.....                                               108,928,473
Other assets in excess of liabilities -- 0.7%.........                                                   772,708
                                                                                                    ------------
Total Net Assets -- 100.0%............................                                              $109,701,181
                                                                                                    ============

---------------

(a) Cost for federal income tax and financial reporting purposes are the same.

 * Floating or adjustable rate security. The coupon rate shown on floating or adjustable rates securities represents the rate at December 31, 1999.

** Put or demand features exist allowing the fund to require the repurchase of the investment within variable time periods ranging from daily, weekly, monthly or semi-annually. Maturity date reflects the next put date for these securities. For all other securities held by the Portfolio, maturity date reflects final maturity date.

GO = General Obligation
MBIA = Insured by Municipal Bond Insurance Assoc.
NR = Not rated
PCR = Pollution Control Revenue
PSF-GTD = Permanent School Fund Guarantee

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $108,928,473
  Cash......................................................       191,978
  Interest receivable.......................................       787,461
  Prepaid expenses and other assets.........................        11,785
                                                              ------------
Total assets................................................   109,919,697
                                                              ------------
LIABILITIES
  Dividends payable.........................................       125,046
  Accrued expenses and other payables:
    Advisory fees...........................................        10,133
    Administration fees.....................................         6,080
    Distribution fees.......................................        43,574
    Other...................................................        33,683
                                                              ------------
Total liabilities...........................................       218,516
                                                              ------------
NET ASSETS..................................................  $109,701,181
                                                              ============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   109,700,058
                                                              ============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................         $1.00
                                                                      ====

COMPOSITION OF NET ASSETS
  Shares of common stock, at par............................  $    109,700
  Additional paid-in capital................................   109,590,357
  Undistributed net investment income.......................         1,031
  Accumulated net realized gains............................            93
                                                              ------------
Net Assets..................................................  $109,701,181
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $3,729,442
Expenses
  Advisory fees.............................................  $  115,099
  Administration fees.......................................     115,099
  Distribution fees.........................................     690,600
  Special management services fees..........................     115,099
  Accounting fees...........................................      28,356
  Transfer agent fees and expenses..........................      30,338
  Directors' fees...........................................       4,297
  Other expenses............................................     106,664
                                                              ----------
    Total expenses before fee waivers.......................   1,205,552
    Less: Fee waivers.......................................    (356,807)
                                                              ----------
Total Expenses..............................................                  848,745
                                                                           ----------
Net Investment Income.......................................                2,880,697
REALIZED GAINS ON INVESTMENT TRANSACTIONS
  Net realized gains on investment transactions.............                       93
                                                                           ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............               $2,880,790
                                                                           ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended
                                                              December 31,    December 31,
                                                                  1999            1998
                                                              ------------    ------------
CHANGE IN NET ASSETS
Operations
  Net investment income.....................................  $  2,880,697    $   3,169,653
  Net realized gains on investment transactions.............            93            3,211
                                                              -------------   -------------
    Change in net assets resulting from operations..........     2,880,790        3,172,864
                                                              -------------   -------------
Distributions to shareholders
  From net investment income................................    (2,880,697)      (3,169,653)
  From net realized gains on investment transactions........        (1,226)              --
                                                              -------------   -------------
    Change in net assets from shareholder distributions.....    (2,881,923)      (3,169,653)
                                                              -------------   -------------
Capital Share Transactions
  Proceeds from shares issued...............................   556,836,765      547,622,475
  Dividends reinvested......................................     2,779,335        3,105,194
  Cost of shares redeemed...................................  (552,734,718)    (551,308,528)
                                                              -------------   -------------
    Change in net assets from capital share transactions....     6,881,382         (580,859)
                                                              -------------   -------------
Change in net assets........................................     6,880,249         (577,648)

NET ASSETS
  Beginning of period.......................................   102,820,932      103,398,580
                                                              -------------   -------------
  End of period.............................................  $109,701,181    $ 102,820,932
                                                              =============   =============
SHARE TRANSACTIONS
  Issued....................................................   556,836,765      547,622,475
  Reinvested................................................     2,779,335        3,105,194
  Redeemed..................................................  (552,734,718)    (551,308,528)
                                                              -------------   -------------
  Change in shares..........................................     6,881,382         (580,859)
                                                              =============   =============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc., (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twenty-three portfolios. The accompanying financial statements and notes relate only to the Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") which commenced operations on May 20, 1991, and the Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), which commenced operations on October 7, 1996 (collectively the "Portfolios"). The Money Market Portfolio's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by making investments in short-term money market obligations. The Tax Free Money Market Portfolio seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity by investing in short-term municipal obligations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Securities Valuation

     Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Repurchase Agreements

     The Portfolios may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the collateral at not less than the repurchase price. Default by the seller would, however, expose the Portfolios to possible loss because of

                                                                       Continued
adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Portfolios could receive less than the carrying value upon the sale of the underlying collateral securities.

D) Expenses

     Direct expenses of the Portfolios are borne solely by each Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios based on the relative net assets of the Portfolios.

E) Federal Income Taxes

     It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their income and gains to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1999, the Money Market Portfolio had capital loss carryovers of approximately $853,194 which are available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover will expire in fiscal year 2002.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

     Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. As of December 31, 1999 a reclassification was made in the Tax Free Money Market Portfolio to increase undistributed net investment income and decrease accumulated net realized gains by $91. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Mitchell Hutchins Asset Management, Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as the Portfolios' investment adviser. BISYS Fund Services Ohio, Inc. ("BISYS") serves as the Portfolios' administrator and BISYS Fund Services LP ("BISYS LP") serves as the Portfolios' distributor of Portfolio shares. BISYS and BISYS LP are wholly-owned subsidiaries of The BISYS Group, Inc.

                                                                       Continued

     As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio.

     As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the period ended December 31, 1999, BISYS waived fees of $46,040 with respect to the Tax Free Money Market Portfolio.

     Under the terms of the Special Management Services Agreement, the Portfolios have agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of the average daily net assets of each Portfolio for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with PaineWebber. Mitchell Hutchins and BISYS collectively waived $1,669,144 for the Money Market Portfolio and $115,099 for the Tax Free Money Market Portfolio for the period ended December 31, 1999, under the Special Management Services Agreement, which represented 100% of the fee charged.

     The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolios are authorized to pay Correspondent Services Corporation (CSC), an affiliate of PaineWebber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the average daily net assets of each Portfolio's shares held in accounts serviced by such firms. Such fees will be paid in respect to certain services provided by such firms, including personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. For the period ended December 31, 1999, CSC waived fees of $186,666 for the Money Market Portfolio and $195,668 for the Tax Free Money Market Portfolio.

     Certain directors and officers of the Fund are "affiliated persons" (as defined in the Act) of BISYS. Prior to the August 12, 1999 board meeting, each "non-affiliated" director received an annual fee of $12,000 (paid quarterly) and a meeting fee of $1,500 per meeting for services relating to the Fund. Effective with the August 12, 1999 board meeting, each "non-affiliated" director received an annual fee of $14,000 (paid quarterly), a meeting fee of $2,500 per meeting and $1,000 for each telephonic meeting for services relating to the Fund.

                                                                       Continued

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Tax Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality municipal obligations. The Portfolio had the following concentration by security type at December 31, 1999 (as a percentage of total investments):

Commercial Paper..................   21.7%
General Obligation................    5.7%
Revenue Bonds:
  Utilities.......................   20.4%
  Health..........................   18.6%
  Education.......................   11.2%
  Housing.........................    2.8%
  Transportation..................    2.5%
  Other...........................   17.1%
                                    ------
                                    100.0%
                                    ======

     The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

NOTE 5 -- SUBSEQUENT EVENT

     As approved at the November 12, 1999 Special Meeting of Shareholders and effective January 24, 2000, the Correspondent Cash Reserves Money Market Portfolio and the Correspondent Cash Reserves Tax Free Money Market Portfolio reorganized into LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively, which are two new series of Mitchell Hutchins LIR Money Series. In addition, the administrator and distributor changed from BISYS and BISYS LP, respectively to Mitchell Hutchins. All other service providers remained the same.

                                                                       Continued

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      YEARS ENDED
                                        ------------------------------------------------------------------------
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1999           1998           1997           1996           1995
                                        ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................   $   0.9994     $   0.9992     $   0.9991     $   0.9986      $ 0.9975
                                         ----------     ----------     ----------     ----------      --------
Income from investment operations
  Net investment income...............       0.0431         0.0465         0.0467         0.0462        0.0512
  Net realized gains on investment
    transactions......................       0.0001         0.0002         0.0001         0.0005        0.0011
                                         ----------     ----------     ----------     ----------      --------
  Total from investment operations....       0.0432         0.0467         0.0468         0.0467        0.0523
                                         ----------     ----------     ----------     ----------      --------
Dividends to shareholders from net
  investment income...................      (0.0431)       (0.0465)       (0.0467)       (0.0462)      (0.0512)
                                         ----------     ----------     ----------     ----------      --------
Net change in asset value.............       0.0001         0.0002         0.0001         0.0005        0.0011
                                         ----------     ----------     ----------     ----------      --------
NET ASSET VALUE, END OF PERIOD........   $   0.9995     $   0.9994     $   0.9992     $   0.9991      $ 0.9986
                                         ==========     ==========     ==========     ==========      ========
Total Return..........................         4.40%          4.75%          4.77%          4.72%         5.24%
RATIOS/SUPPLEMENTARY DATA:
  Net assets, end of period (000's)...   $1,778,330     $1,387,903     $1,151,012     $1,007,265      $779,011
  Ratio of expenses to average net
    assets............................         0.92%          0.93%          0.95%          0.88%         0.85%
  Ratio of net investment income to
    average net assets................         4.32%          4.64%          4.68%          4.65%         5.14%
  Ratio of expenses to average net
    assets*...........................         1.03%          1.04%          1.06%          1.01%         1.03%

---------------
* During the period, certain fees were voluntarily waived and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                 FOR THE PERIOD
                                                                   YEARS ENDED                   FROM OCTOBER 7,
                                                    ------------------------------------------    1996 THROUGH
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                        1999           1998           1997            1996*
                                                    ------------   ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 1.0000       $ 1.0000       $ 1.0000         $1.0000
                                                      --------       --------       --------         -------
Income from investment operations
  Net investment income...........................      0.0250         0.0279         0.0286          0.0100
                                                      --------       --------       --------         -------
  Total from investment operations................      0.0250         0.0279         0.0286          0.0100
                                                      --------       --------       --------         -------
Dividends to shareholders from net investment
  income..........................................     (0.0250)       (0.0279)       (0.0286)        (0.0100)
                                                      --------       --------       --------         -------
Net change in net asset value.....................          --             --             --              --
                                                      --------       --------       --------         -------
NET ASSET VALUE, END OF PERIOD....................    $ 1.0000       $ 1.0000       $ 1.0000         $1.0000
                                                      ========       ========       ========         =======
Total Return......................................        2.53%          2.83%          2.90%           0.66%(a)
RATIOS/SUPPLEMENTARY DATA:
  Net assets, end of period (000's)...............    $109,701       $102,821       $103,399         $80,409
  Ratio of expenses to average net assets.........        0.74%          0.71%          0.78%           0.74%(b)
  Ratio of net investment income to average net
    assets........................................        2.50%          2.79%          2.86%           2.80%(b)
  Ratio of expenses to average net assets**.......        1.05%          1.02%          1.18%           1.20%(b)

---------------
 * Period from commencement of operations.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
  The Infinity Mutual Funds, Inc. --
  The Correspondent Cash Reserves:

We have audited the accompanying statements of assets and liabilities of The Infinity Mutual Funds, Inc. -- The Correspondent Cash Reserves (Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio) including the schedules of portfolio investments, as of December 31, 1999, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the management of The Infinity Mutual Funds, Inc. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1999, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios comprising The Infinity Mutual Funds, Inc. -- The Correspondent Cash Reserves as of December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
January 28, 2000

                               CORRESPONDENT CASH

                 ---------------------------------------------
                  --------------------------------------------
                                    RESERVES

---------------------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019
---------------------------------------------------

DISTRIBUTOR
BISYS FUND SERVICES, LP
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286
---------------------------------------------------

ADMINISTRATOR, TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES OHIO, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, OH 43215
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                     (LOGO)
COICCRD99A                                                                  2/00
                                  CORRESPONDENT CASH

                 ---------------------------------------------------
                  --------------------------------------------------
                                       RESERVES

                                         LOGO
                                    ANNUAL REPORT
                               ------------------------

                                  DECEMBER 31, 1999

                      [This Page Intentionally Left Blank]

               CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIOS
                           SUPPLEMENT TO ANNUAL REPORT
                             DATED DECEMBER 31, 1999

                     RESULTS OF SPECIAL SHAREHOLDER MEETING
                                   (UNAUDITED)

A Special Meeting of Shareholders of the Correspondent Cash Reserves Money Market Portfolios was held November 12, 1999. At that meeting, shareholders of the Correspondent Cash Reserves Tax Free Money Market Portfolio voted on the following matter:

PROPOSAL 1:
-----------

To approve the Agreement and Plan of Conversion and Termination providing for the conversion of Correspondent Cash Reserves Tax Free Money Market Portfolio into LIR Premier Tax-Free Money Market Fund, a new series of Mitchell Hutchins LIR Money Series:

                    For............         61,044,149
                    Against........          2,090,508
                    Abstain........          2,671,825


At that time, the requisite vote to approve the proposal had not yet been obtained for the Correspondent Cash Reserves Money Market Portfolio, and the meeting was adjourned until December 3, 1999, for that Portfolio.


At the reconvened Special Meeting on December 3, 1999, shareholders of the Correspondent Cash Reserves Money Market Portfolio voted on the following matter:

PROPOSAL 1:
-----------

To approve the Agreement and Plan of Conversion and Termination providing for the conversion of Correspondent Cash Reserves Money Market Portfolio into LIR Premier Money Market Fund, a new series of Mitchell Hutchins LIR Money Series:

                    For............        858,438,623
                    Against........         18,023,219
                    Abstain........         34,329,492